Submission	Jul. 07, 2025
Submission [Line Items]
Central Index Key	0001050446
Registrant Name	MicroStrategy Incorporated
Registration File Number	333-284510
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES